Equity - Financial Position Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Information [Line Items]
Revenues	€ 48,693	€ 52,008	€ 52,036
Depreciation and amortization	(9,049)	(9,396)	(9,649)
Operating income	6,522	6,791	5,469
Property, plant and equipment	33,295	34,225	36,393
Total allocated assets	114,047	115,066
Colombia Telecomunicaciones, S.A, ESP
Entity Information [Line Items]
Revenues	1,468	1,462	1,409
OIBDA	556	482	464
Depreciation and amortization	(385)	(357)	(296)
Operating income	171	125	168
Capital expenditures (CapEx)	192	796	330
Property, plant and equipment	1,950	2,221	1,710
Total allocated assets	3,073	3,246	2,788
Total allocated liabilities	€ 1,615	€ 1,790	€ 3,226